                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                      811-05642
                                  ---------------------------------------------

                           American Income Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       800 Nicollet Mall      Minneapolis, MN                   55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III       -       800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:     800-677-3863
                                                   ----------------------------

Date of fiscal year end:     October 31, 2004
                        --------------------------
Date of reporting period:    April 30, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[FIRST AMERICAN(TM) LOGO]

[GRAPHIC]

AMERICAN INCOME FUND

MRF

APRIL 30, 2004
SEMIANNUAL REPORT

AMERICAN INCOME FUND

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

TABLE OF CONTENTS

 1   Financial Statements

 5   Notes to Financial Statements

17   Schedule of Investments

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004

ASSETS:
Investments in unaffiliated securities, at value* (note 2)                         $   108,563,779
Investment in affiliated money market fund, at value** (note 3)                          1,554,796
Receivable for investment securities sold                                                    3,772
Accrued interest receivable                                                                916,119
                                                                                   ---------------
   Total assets                                                                        111,038,466
                                                                                   ---------------

LIABILITIES:
Payable for investment securities purchased                                              8,753,203
Payable for reverse repurchase agreements (note 2)                                      16,921,482
Options written, at value                                                                   60,938
Payable for investment management fees (note 3)                                             45,628
Bank overdraft                                                                             199,419
Payable for administrative fees (note 3)                                                     7,010
Payable for interest expense                                                                23,786
Payable for variation margin                                                                 4,922
Payable for other expenses                                                                  31,053
                                                                                   ---------------
   Total liabilities                                                                    26,047,441
                                                                                   ---------------
   Net assets applicable to outstanding capital stock                              $    84,991,025
                                                                                   ===============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital                                       $    96,737,923
Distributions in excess of net investment income                                          (186,176)
Accumulated net realized loss on investments                                           (13,248,702)
Net unrealized appreciation of investments                                               1,693,017
Net unrealized appreciation of futures contracts                                            10,338
Net unrealized depreciation of options written                                             (15,375)
                                                                                   ---------------

   Total-representing net assets applicable to capital stock                       $    84,991,025
                                                                                   ===============

 *Investments in unaffiliated securities, at cost                                  $   106,870,762
                                                                                   ===============
**Investment in affiliated money market fund, at cost                              $     1,554,796
                                                                                   ===============

NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding                                                             $    84,991,025
Shares outstanding (authorized 200 million shares of $0.01 par value)                    9,454,221
Net asset value per share                                                          $          8.99
Market price per share                                                             $          8.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Six Months Ended April 30, 2004

INVESTMENT INCOME:
Interest from unaffiliated securities
   (net of interest expense of $100,297)                                           $     3,304,025
Dividends from affiliated money market fund                                                  7,935
                                                                                   ---------------
   Total investment income                                                               3,311,960
                                                                                   ---------------

EXPENSES (NOTE 3):
Investment management fees                                                                 278,433
Administrative fees                                                                         42,836
Custodian fees                                                                               4,284
Transfer agent fees                                                                         16,986
Registration fees                                                                           13,313
Reports to shareholders                                                                     20,025
Directors' fees                                                                                668
Audit and legal fees                                                                        13,794
Other expenses                                                                              11,537
                                                                                   ---------------
   Total expenses                                                                          401,876
                                                                                   ---------------

   Net investment income                                                                 2,910,084
                                                                                   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS IN SECURITIES, FUTURES CONTRACTS, AND
   OPTIONS WRITTEN (NOTE 4):
Net realized gain on:
   Investments in securities                                                             1,061,582
   Futures contracts                                                                        44,271
   Options written                                                                          66,665
Net change in unrealized appreciation or depreciation of:
   Investments in securities                                                            (1,634,122)
   Futures contracts                                                                        10,338
   Options written                                                                         (43,159)
                                                                                   ---------------

   Net loss on investments                                                                (494,425)
                                                                                   ---------------

    Net increase in net assets resulting from operations                           $     2,415,659
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS  For the Six Months Ended April 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations                                       $     2,415,659
  Adjustments to reconcile net increase in net assets from
   operations to net cash used in operating activities:
    Purchases of investments                                                           (95,956,623)
    Proceeds from sales of investments                                                  89,079,910
    Net purchases of short-term securities                                              (1,162,600)
    Net amortization of bond discount and premium                                          (61,003)
    Net unrealized depreciation of investments in securities,
     future contracts, and options written                                               1,666,943
    Net realized gains on investments in securities, future
     contracts, and options written                                                     (1,172,518)
    Net premiums received for options written                                               45,563
    Increase in accrued interest receivable                                                197,084
    Increase in other assets                                                                   178
    Increase in variation margin payable                                                     4,922
    Decrease in accrued fees and expenses                                                   (9,930)
                                                                                   ---------------

  Net cash used in operating activities                                                 (4,952,415)
                                                                                   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Net proceeds from reverse repurchase agreements                                        7,075,472
  Distributions paid to shareholders                                                    (3,096,260)
                                                                                   ---------------

  Net cash provided by financing activities                                              3,979,212
                                                                                   ---------------

Net decrease in cash                                                                      (973,203)

  Cash at beginning of period                                                              773,784
                                                                                   ---------------
  Bank overdraft at end of period                                                  $      (199,419)
                                                                                   ===============

Supplemental disclosure of cash flow information:
Cash paid for interest                                                             $       109,050
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED
                                                                             4/30/04            YEAR ENDED
                                                                           (UNAUDITED)           10/31/03
                                                                         ----------------    ----------------
OPERATIONS:
Net investment income                                                    $      2,910,084    $      6,322,680
Net realized gain on:
   Investments                                                                  1,061,582             570,150
   Futures contracts                                                               44,271                  --
   Options written                                                                 66,665                  --
Net change in unrealized appreciation or depreciation of:
   Investments                                                                 (1,634,122)          2,881,801
   Futures contracts                                                               10,338                  --
   Options written                                                                (43,159)             27,784
                                                                         ----------------    ----------------

   Net increase in net assets resulting from operations                         2,415,659           9,802,415
                                                                         ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income                                                     (3,096,260)         (6,417,500)
From return of capital                                                                 --             (11,374)
                                                                         ----------------    ----------------
   Total distributions                                                         (3,096,260)         (6,428,874)
                                                                         ----------------    ----------------

   Total increase (decrease) in net assets                                       (680,601)          3,373,541

Net assets at beginning of period                                              85,671,626          82,298,085
                                                                         ----------------    ----------------

Net assets at end of period                                              $     84,991,025    $     85,671,626
                                                                         ================    ================

Undistributed (distributions in excess of) net investment income         $       (186,176)   $             --
                                                                         ================    ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1)  ORGANIZATION

American Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund invests in fixed-income securities, primarily in mortgage-backed securities. The Fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The Fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the Funds's total assets may be held in high-yield issues. The Fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Security valuations for the Fund's investments are furnished by independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2004, the Fund held a fair value security with a value of $35,727 or 0.04% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended April 30, 2004, the weighted average borrowings outstanding were $17,822,396. The weighted average interest rate was 1.13%.

FUTURES TRANSACTIONS

In order to protect against changes in interest rates, the Fund may enter into interest rate index futures. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underying security or securities, are made or received by the Fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possiblity that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures postion prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of April 30, 2004, futures contracts for the Fund were as follows:

                               MARKET VALUE
                   NUMBER OF    COVERED BY    SETTLEMENT   UNREALIZED
NAME OF CONTRACT   CONTRACTS    CONTRACTS       MONTH         GAIN
----------------   ---------   ------------   ----------   ----------
10 year U.S.
Treasury Futures      15       $  1,657,500     Jun-04     $   10,388

OPTIONS TRANSACTIONS

The Fund may utilize options in an attempt to manage market or business risk or enhance the Fund's yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium orginally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The following options written were outstanding as of April 30, 2004:

                             EXPIRATION      EXERCISE      NUMBER OF
PUT OPTIONS WRITTEN             DATE          PRICE        CONTRACTS        VALUE
-------------------         ------------   ------------   ------------   ------------
90 Day Eurodollar
June 04 Futures               June-04      $      98.75        45        $     12,656
10 year U.S.
Treasury Futures              Sept-04            103.00        15               6,563
10 year U.S.
Treasury Futures              Sept-04            104.00         5               2,813
90 Day Eurodollar
September 04 Futures          Sept-04             98.50        50              38,125
                                                                         ------------
Total put options outstanding (premiums received $42,316)                $     60,157
                                                                         ============

                                 EXPIRATION      EXERCISE      NUMBER OF
CALL OPTIONS WRITTEN                DATE          PRICE        CONTRACTS      VALUE
--------------------            ------------   ------------   ------------    -----
10 year U.S. Treasury Futures     Sept-04      $     118.00        10         $ 781
                                                                              -----
Total call options outstanding (premiums received $3,246)                     $ 781
                                                                              =====

Transactions in options written for the six months ended April 30, 2004, were as follows:

                          PUT OPTIONS WRITTEN        CALL OPTIONS WRITTEN
                        -----------------------     -----------------------
                        NUMBER OF      PREMIUM      NUMBER OF      PREMIUM
BALANCE AT              CONTRACTS      AMOUNT       CONTRACTS      AMOUNT
----------              ---------    ----------     ---------    ----------
October 31, 2003            30       $   16,348         54       $   36,874
Opened                     115           42,316         10            3,246
Expired                    (30)         (16,348)       (54)         (36,874)
                           ---       ----------        ---       ----------
April 30, 2004             115       $   42,316         10       $    3,246
                           ===       ==========        ===       ==========

MORTGAGE DOLLAR ROLLS

The Fund may enter into mortgage dollar rolls in which the Fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For the six months ended April 30, 2004, there were $8,753,203 in mortgage dollar roll transactions outstanding, which had $14,439,713 of segregated assets pledged as collateral.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES

At April 30, 2004, the Fund held one security which was considered illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Illiquid securities may be valued under methods approved by the Fund's board of directors as reflecting fair value. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

Illiquid securities may include restricted securities, which are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. However, certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund's board of directors.

At April 30, 2004, the value of the illiquid security subject to the limitation on investment was $35,727, which represents 0.04% of net assets. At April 30, 2004, there were no restricted securities.

FEDERAL TAXES

The Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary and permanent book/tax differences. These differences primarily relate to mark to market tax treatment of certain options and futures contracts, losses deferred under tax straddle rules, and the expiration of certain capital loss carryovers. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid during the six months ended April 30, 2004 (estimated) and the fiscal year ended October 31, 2003 were as follows:

                                       2004           2003
                                   ------------   ------------
Distributions paid from:
Ordinary income                    $  3,096,260   $  6,417,500
Return of capital                            --         11,374
                                   ------------   ------------
                                   $  3,096,260   $  6,428,874
                                   ============   ============

At October 31, 2003, the Fund's most recently completed fiscal year-end, the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income                    $          --
Accumulated capital losses                         (14,383,594)
Unrealized appreciation                              3,317,297
                                                 -------------
Accumulated deficit                              $ (11,066,297)
                                                 =============

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the Fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock.

REPURCHASE AGREEMENTS

For repurchase agreements entered into with broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3)  EXPENSES

INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.65% of the Fund's average weekly net assets. For its fee, USBAM provides investment advice, and in general, conducts the management and investment activities of the Fund.

Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, is also co-administrator but currently has no functional responsibilities related to the
Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under this Co-Administration Agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.10% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the Fund and the related money market funds, USBAM will reimburse the Fund an amount equal to that portion of the investment advisory fee received from the related money market funds that is attributable to the assets of the Fund. For financial statement purposes, this reimbursement is recorded as investment income.

CUSTODIAN FEES

U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with the Fund. The fee for the Fund is equal to an annual rate of 0.02% of average weekly net assets. These fees are computed weekly and paid monthly.

OTHER FEES AND EXPENSES

In addition to the investment management, administrative, and custodian fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses.

(4)  INVESTMENT SECURITY TRANSACTIONS

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended April 30, 2004, aggregated $91,292,956 and $88,514,594, respectively.

(5)  CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had capital loss carryovers at October 31, 2003, the Fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

                CAPITAL LOSS
                 CARRYOVER      EXPIRATION
                ------------    ----------
                $  1,699,165       2004
                   1,155,089       2006
                   2,573,283       2007
                   4,931,683       2008
                     662,186       2009
                   3,362,188       2010
                ------------
                $ 14,383,594
                ============

(6)  INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7)  FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                                 SIX MONTHS
                                                    ENDED                              YEAR ENDED OCTOBER 31,
                                                   4/30/04          ------------------------------------------------------------
                                                 (UNAUDITED)          2003         2002         2001       2000 (d)       1999
                                                ------------        --------     --------     --------     --------     --------
PER-SHARE DATA
Net asset value, beginning of period            $       9.06        $   8.70     $   9.19     $   8.90     $   9.23     $   9.94
                                                ------------        --------     --------     --------     --------     --------
Operations:
   Net investment income                                0.31            0.67         0.70         0.65         0.68         0.65
   Net realized and unrealized gains
      (losses) on investments                          (0.05)           0.37        (0.50)        0.26        (0.29)       (0.64)
                                                ------------        --------     --------     --------     --------     --------
      Total from operations                             0.26            1.04         0.20         0.91         0.39         0.01
                                                ------------        --------     --------     --------     --------     --------
Distributions to shareholders:
   From net investment income                          (0.33)          (0.68)       (0.69)       (0.59)       (0.67)       (0.70)
   From tax return of capital                             --              --(e)        --        (0.03)       (0.05)       (0.02)
                                                ------------        --------     --------     --------     --------     --------
      Total distributions                              (0.33)          (0.68)       (0.69)       (0.62)       (0.72)       (0.72)
                                                ------------        --------     --------     --------     --------     --------
Net asset value, end of period                  $       8.99        $   9.06     $   8.70     $   9.19     $   8.90     $   9.23
                                                ============        ========     ========     ========     ========     ========
Market value, end of period                     $       8.42        $   8.55     $   8.37     $   8.53     $   8.06     $   9.94
                                                ============        ========     ========     ========     ========     ========
SELECTED INFORMATION
Total return, net asset value (a)                       3.02%          12.53%        2.48%       10.96%        5.97%        1.28%
Total return, market value (b)                          2.24%          10.38%        6.22%       13.69%       17.20%       (3.68)%
Net assets at end of period (in millions)       $         85        $     86     $     82     $     87     $    105     $    109
Ratio of expenses to average weekly
   net assets excluding interest expense                0.94%(f)        0.95%        0.96%        0.89%        1.06%        1.06%
Ratio of expenses to average weekly
   net assets including interest expense                1.17%(f)        1.48%        2.00%        2.06%        1.59%        2.54%
Ratio of net investment income to
   average weekly net assets                            6.78%(f)        7.49%        7.88%        7.37%        7.52%        6.73%
Portfolio turnover rate (excluding
   short-term securities)                                 81%            135%          54%          82%          65%          99%
Amount of borrowings outstanding
   at end of period (in millions)               $         17        $     10     $     33     $     33     $     --     $     25
Per-share amount of borrowings
   outstanding at end of period                 $       1.79        $   1.04     $   3.48     $   3.46     $     --     $   2.10
Per-share amount of net assets,
   excluding borrowings, at end of period       $      10.78        $  10.10     $  12.18     $  12.66     $   8.90     $  11.33
Asset coverage ratio (c)                                 602%            970%         350%         366%         N/A          539%

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(d) EFFECTIVE OCTOBER 24, 2000, THE ADVISOR WAS CHANGED FROM MENTOR INVESTMENT ADVISORS, A WHOLLY-OWNED SUBSIDIARY OF FIRST UNION CORPORATION, TO U.S. BANK NATIONAL ASSOCIATION, ACTING THROUGH ITS FIRST AMERICAN ASSET MANAGEMENT DIVISION. U.S. BANCORP ASSET MANAGEMENT, INC., A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION, IS THE SUCCESSOR TO FIRST AMERICAN ASSET MANAGEMENT.
(e)  LESS THAN $0.01 PER SHARE.
(f)  ANNUALIZED.

SCHEDULE OF INVESTMENTS (Unaudited)

AMERICAN INCOME FUND                                              April 30, 2004

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET ASSETS)

HIGH YIELD CORPORATE BONDS -- 34.9%
   AEROSPACE -- 0.9%
      BE Aerospace,
         Callable 6/17/04 @ 104.75
           9.50%, 11/1/08                                           $       200,000   $       201,000
      Sequa
           9.00%, 8/1/09                                                    500,000           557,500
                                                                                      ---------------
                                                                                              758,500
                                                                                      ---------------
   CABLE TELEVISION -- 2.5%
      Charter Communications,
         Callable 6/17/04 @ 104.31
           8.63%, 4/1/09                                                    500,000           417,500
      CSC Holdings, Series B
           7.63%, 4/1/11                                                    500,000           521,250
      DirectTV Holdings,
         Callable 6/17/04 @ 104.31
           8.38%, 3/15/13                                                   125,000           141,250
      Echostar DBS,
         Callable 1/15/06 @ 104.56
           9.13%, 1/15/09                                                   324,000           362,880
      Insight Midwest,
         Callable 11/1/05 @ 105.25
           10.50%, 11/1/10                                                  200,000           217,000
      Mediacom,
         Callable 1/15/06 @ 104.75
           9.50%, 1/15/13                                                   200,000           198,000
      Paxson Communications,
         Callable 7/15/05 @ 105.38
           10.75%, 7/15/08                                                  250,000           262,500
                                                                                      ---------------
                                                                                            2,120,380
                                                                                      ---------------
   CHEMICALS AND PLASTICS -- 1.1%
      Equistar Chemical
           10.13%, 9/1/08                                                   250,000           278,125
      Huntsman ICI Chemicals,
         Callable 7/1/04 @ 105.06
           10.13%, 7/1/09                                                   200,000           210,000

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
      Nalco Co,
         Callable 11/15/07 @ 103.88
           7.75%, 11/15/11 (c)                                      $       200,000   $       211,000
      Polyone,
         Callable 5/15/07 @ 105.31
           10.63%, 5/15/10                                                  200,000           208,000
                                                                                      ---------------
                                                                                              907,125
                                                                                      ---------------
   CONSUMER PRODUCTS -- 0.5%
      Sealy Mattress,
         Callable 6/15/09 @ 104.13
           8.25%, 6/15/14 (c)                                               250,000           245,000
      Simmons,
         Callable 1/15/09 @ 103.94
           7.88%, 1/15/14 (c)                                               200,000           199,500
                                                                                      ---------------
                                                                                              444,500
                                                                                      ---------------
   CONTAINERS -- 1.3%
      Greif Brothers,
         Callable 8/1/07 @ 104.44
           8.88%, 8/1/12                                                    300,000           330,000
      Owens-Brockway Glass Container,
         Callable 2/15/06 @ 104.44
           8.88%, 2/15/09                                                   500,000           541,250
      Stone Container,
         Callable 7/1/07 @ 104.19
           8.38%, 7/1/12                                                    200,000           214,000
                                                                                      ---------------
                                                                                            1,085,250
                                                                                      ---------------
   ENERGY -- 3.3%
      Dynegy Holdings,
         Callable 7/15/08 @ 105.06
           10.13%, 7/15/13 (c)                                              200,000           220,000
      El Paso
           7.00%, 5/15/11                                                   500,000           430,000
           7.75%, 1/15/32                                                   250,000           196,875
      Gulfterra Energy Partner,
         Callable 12/1/07 @ 105.31
           10.63%, 12/1/12                                                   66,000            80,850
      Parker Drilling, Series B,
         Callable 11/15/04 @ 105.06
           10.13%, 11/15/09                                                 500,000           536,250

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
      Pride Petroleum Services,
         Callable 6/17/04 @ 101.56
           9.38%, 5/1/07                                            $       268,000   $       272,020
      Swift Energy,
         Callable 8/1/04 @ 105.12
           10.25%, 8/1/09                                                   500,000           535,000
      Williams Companies
           7.13%, 9/1/11                                                    500,000           522,500
                                                                                      ---------------
                                                                                            2,793,495
                                                                                      ---------------
   FOOD AND BEVERAGE PRODUCTS -- 1.0%
      Corn Products International
           8.25%, 7/15/07                                                   500,000           558,750
      Swift & Co,
         Callable 10/1/06 @ 106.25
           12.50%, 1/1/10                                                   250,000           266,250
                                                                                      ---------------
                                                                                              825,000
                                                                                      ---------------
   GAMING -- 1.7%
      Coast Hotels and Casinos,
         Callable 6/17/04 @ 104.75
           9.50%, 4/1/09                                                    400,000           420,500
      Isle of Capri Casinos,
         Callable 3/1/09 @ 103.50
           7.00%, 3/1/14 (c)                                                500,000           495,000
      Mandalay Resort, Series B
           10.25%, 8/1/07                                                   250,000           290,625
      Mohegan Tribal Gaming
           6.38%, 7/15/09                                                   250,000           256,250
                                                                                      ---------------
                                                                                            1,462,375
                                                                                      ---------------
   HEALTH CARE -- 1.5%
      Alliance Imaging,
         Callable 4/15/06 @ 105.19
           10.38%, 4/15/11                                                  200,000           202,000
      IASIS Healthcare,
         Callable 10/15/04 @ 106.50
           13.00%, 10/15/09                                                 500,000           555,000
      Medco Health Solutions
           7.25%, 8/15/13                                                   300,000           323,265
      Triad Hospitals,
         Callable 11/15/08 @ 103.50
           7.00%, 11/15/13                                                  200,000           193,000
                                                                                      ---------------
                                                                                            1,273,265
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
   HOTELS -- 1.1%
      Florida Panthers Holdings,
         Callable 6/17/04 @ 104.94
           9.88%, 4/15/09                                           $       500,000   $       526,250
      Hilton Hotels
           8.25%, 2/15/11                                                   200,000           232,500
      HMH Properties, Series B
           7.88%, 8/1/08                                                    147,000           152,512
                                                                                      ---------------
                                                                                              911,262
                                                                                      ---------------
   MANUFACTURING -- 2.8%
      Amsted Industries,
         Callable 10/15/07 @ 105.12
           10.25%, 10/15/11 (c)                                             200,000           226,000
      Case New Holland,
         Callable 8/1/07 @ 104.62
           9.25%, 8/1/11 (c)                                                200,000           225,000
      Collins & Aikman Products,
         Callable 6/18/04 @ 100.00
           11.50%, 4/15/06                                                  200,000           198,000
      Flextronics International Ltd.,
         Callable 5/15/08 @ 103.25
           6.50%, 5/15/13                                                   250,000           251,250
      International Steel Group
           6.50%, 4/15/14 (c)                                               300,000           294,750
      Texas Industries,
         Callable 6/15/07 @ 105.12
           10.25%, 6/15/11                                                  200,000           227,000
      United States Steel,
         Callable 5/15/07 @ 104.88
           9.75%, 5/15/10                                                   211,000           242,650
      USEC
           6.63%, 1/20/06                                                   200,000           201,000
      WCI Communities,
         Callable 5/1/07 @ 104.56
           9.13%, 5/1/12                                                    500,000           545,000
                                                                                      ---------------
                                                                                            2,410,650
                                                                                      ---------------
   MISCELLANEOUS -- 1.1%
      DJ Trac-X
           7.38%, 3/25/09 (c)                                             1,000,000           976,250
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
   PAPER PRODUCTS -- 1.3%
      Abitibi-Consolidated
           8.55%, 8/1/10                                            $       250,000   $       272,500
      Bowater Canada Finance
           7.95%, 11/15/11                                                  250,000           266,725
      Georgia-Pacific
           8.88%, 5/15/31                                                   500,000           560,000
                                                                                      ---------------
                                                                                            1,099,225
                                                                                      ---------------
   REAL ESTATE -- 0.2%
      LNR Property,
         Callable 7/15/08 @ 103.81
           7.63%, 7/15/13                                                   200,000           206,000
                                                                                      ---------------
   SERVICES -- 5.1%
      Ahold Finance USA
           8.25%, 7/15/10                                                   300,000           326,250
      Allied Waste,
         Callable 4/15/08 @ 103.94
           7.88%, 4/15/13                                                   500,000           540,000
      Autonation
           9.00%, 8/1/08                                                    500,000           567,500
      Buffets,
         Callable 7/15/06 @ 105.62
           11.25%, 7/15/10                                                  200,000           219,500
      Dex Media,
         Callable 11/15/08 @ 104.00
           8.00%, 11/15/13 (c)                                              200,000           193,000
      Dominos,
         Callable 7/1/07 @ 104.12
           8.25%, 7/1/11                                                    500,000           540,000
      Primedia,
         Callable 5/15/06 @ 104.44
           8.88%, 5/15/11                                                   200,000           203,000
      Rite Aid
           7.13%, 1/15/07                                                   250,000           253,750
      Service Corporation International
           7.70%, 4/15/09                                                   500,000           533,750

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
      Six Flags,
         Callable 4/15/08 @ 104.88
           9.75%, 4/15/13                                           $       500,000   $       525,000
      Toys R Us
           7.38%, 10/15/18                                                  250,000           238,810
      United Rentals,
         Callable 2/15/09 @ 103.50
           7.00%, 2/15/14 (c)                                               250,000           233,750
                                                                                      ---------------
                                                                                            4,374,310
                                                                                      ---------------
   TELECOMMUNICATIONS -- 3.3%
      ACC Escrow, Series B,
         Callable 8/1/07 @ 105.00
           10.00%, 8/1/11                                                   250,000           243,125
      Crown Castle,
         Callable 8/1/05 @ 105.38
           10.75%, 8/1/11                                                   500,000           566,250
      Lucent Technologies
           6.45%, 3/15/29                                                   250,000           195,000
      Nextel Communications,
         Callable 11/15/04 @ 104.69
           9.38%, 11/15/09                                                  500,000           541,250
      Nortel Networks
           6.13%, 2/15/06                                                   250,000           246,875
      Qwest
           9.13%, 3/15/12 (c)                                               400,000           432,000
      Qwest Capital Funding
           7.00%, 8/3/09                                                    400,000           339,000
      Triton PCS,
         Callable 11/15/06 @ 104.38
           8.75%, 11/15/11                                                  250,000           232,500
      Worldwide Fiber,
         Callable 8/1/04 @ 160.00
           12.00%, 8/1/09 (d)                                               450,000                 5
                                                                                      ---------------
                                                                                            2,796,005
                                                                                      ---------------
   TRANSPORTATION -- 0.9%
      CP Ships Limited,
         Callable 7/15/07 @ 105.19
           10.38%, 7/15/12                                                  500,000           572,545
      Northwest Airlines
           9.88%, 3/15/07                                                   200,000           170,000
                                                                                      ---------------
                                                                                              742,545
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
   UTILITIES -- 5.3%
      AES
           9.38%, 9/15/10                                           $       500,000   $       538,750
      Allegheny Energy
           8.25%, 4/15/12 (c)                                               500,000           502,500
      Aquila
           7.95%, 2/1/11                                                    200,000           209,000
      Centerpoint Energy, Series B
           6.85%, 6/1/15                                                    500,000           507,745
      CMS Energy
           8.50%, 4/15/11                                                   500,000           526,250
      Homer City Funding
           8.14%, 10/1/19                                                   198,000           217,800
      Illinova,
         Callable 12/15/06 @ 105.75
           11.50%, 12/15/10                                                 300,000           358,500
      Midwest Generation,
         Callable 5/1/09 @ 104.38
           8.75%, 5/1/34 (c)                                                300,000           300,000
      Nevada Power,
         Callable 8/15/08 @ 104.50
           9.00%, 8/15/13 (c)                                               400,000           450,000
      Pseg Energy Holdings
           8.63%, 2/15/08                                                   200,000           215,500
      Teco Energy
           7.20%, 5/1/11                                                    250,000           250,000
      Western Resources
           9.75%, 5/1/07                                                    340,000           393,734
                                                                                      ---------------
                                                                                            4,469,779
                                                                                      ---------------

         Total High Yield Corporate Bonds
           (cost: $28,202,496)                                                             29,655,916
                                                                                      ---------------

U.S. GOVERNMENT AND AGENCY SECURITIES -- 45.1%
   U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 44.9%
     ADJUSTABLE RATE (f) -- 2.1%
      FHLMC
           3.40%, 9/1/18, #605911                                               400               409
      FNMA
           3.21%, 7/1/27, #70179                                              4,533             4,630
           3.96%, 10/1/32, #725110                                        1,111,285         1,149,658

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
      GNMA
           5.63%, 12/20/22, #8096 (h)                               $       654,376   $       671,174
                                                                                      ---------------
                                                                                            1,825,871
                                                                                      ---------------
   FIXED RATE -- 42.8%
      FHLMC
           9.50%, 12/1/09, #300119                                          228,021           248,257
           6.50%, 8/1/30, #C43641 (h)                                       333,953           348,043
      FHLMC Gold
           7.00%, 12/1/14, #E00766                                          198,966           212,894
           6.50%, 11/1/28, #C00676                                          771,080           803,612
           5.50%, 10/1/33, #A15120 (h)                                    1,961,227         1,958,775
      FNMA
           4.00%, 11/1/10, #254956 (h)                                    3,253,410         3,248,335
           6.00%, 12/1/13, #190179                                          780,621           809,895
           7.50%, 4/1/15, #534888                                           176,505           189,193
           7.50%, 5/1/15, #537440                                           113,227           121,506
           7.00%, 6/1/17, #254384 (h)                                       653,001           696,674
           7.00%, 7/1/17, #254414 (h)                                       826,811           882,109
           6.00%, 9/1/17, #653368 (j)                                       843,239           880,131
           5.00%, 11/1/18, #750989 (h)                                      956,360           962,041
           5.00%, 2/1/19, #767182                                         1,466,857         1,475,570
           6.00%, 5/1/29, #323702 (h)                                     1,215,001         1,246,518
           7.00%, 8/1/29, #510487                                           335,390           354,674
           6.50%, 5/1/31, #540814 (h)                                       393,072           409,165
           6.50%, 9/1/31, #596680                                           883,856           934,161
           7.00%, 3/1/32, #635970 (h)                                       522,355           552,067
           6.50%, 6/1/32, #596712 (j)                                     1,246,839         1,297,498
           5.50%, 6/1/33, #709700 (h)                                     1,630,266         1,627,722
           6.00%, 11/1/33, #743642 (h)                                    1,370,447         1,401,282
           5.50%, 12/1/33, #756202                                        1,723,388         1,719,613
           6.00%, 1/1/34, #763687 (h)                                     1,494,978         1,528,615
      FNMA TBA (i)
           5.50%, 8/1/33                                                  3,000,000         2,992,500
           6.00%, 3/1/34                                                  5,500,000         5,625,466
      GNMA
           7.00%, 12/15/08, #780388                                         524,514           561,230
           7.50%, 12/15/30, #535621                                         294,535           316,165
           6.50%, 4/15/33, #602233 (h)                                      965,089         1,007,920
           5.50%, 8/15/33, #604567 (h)                                    1,945,099         1,947,531
                                                                                      ---------------
                                                                                           36,359,162
                                                                                      ---------------

         Total U.S. Agency Mortgage-Backed Securities                                      38,185,033
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
   U.S. TREASURY OBLIGATION -- 0.2%
      U.S. Treasury Bill
           0.96%, 5/20/04                                           $       130,000   $       129,953
                                                                                      ---------------
         Total U.S. Government and Agency Securities
           (cost: $38,342,457)                                                             38,314,986
                                                                                      ---------------
CMO-PRIVATE MORTGAGE-BACKED SECURITIES -- 21.1%
   ADJUSTABLE RATE (f) -- 2.4%
      California Federal Bank Los Angeles
         Series 1991-Cl2, Class A
           6.15%, 7/15/21 (g)                                                36,444            35,727
      DLJ ABS Trust
         Series 2000-5, Class M1
           1.74%, 9/25/30 (b) (j)                                         2,000,000         2,003,120
                                                                                      ---------------
                                                                                            2,038,847
                                                                                      ---------------
   FIXED RATE -- 18.7%
      Citicorp Mortgage Securities
         Series 2001-6, Class M
           6.50%, 5/25/29 (j)                                             1,956,895         1,969,909
      First Nationwide Trust
         Series 2001-3, Class 2A1
           8.22%, 1/25/23 (j)                                               325,437           339,215
      GMAC Mortgage Corporation Loan Trust
         Series 2003-GH2, Class A3
           5.00%, 3/25/23                                                 1,500,000         1,480,935
      Goldman Sachs Mortgage Securities
         Series 2001-2, Class A
           7.50%, 6/19/32 (c)                                               892,513           959,479
         Series 2003-1, Class B2
           6.93%, 3/25/43                                                 1,991,234         2,017,167
      Prudential Home Mortgage Securities
         Series 1995-5, Class B1
           7.25%, 9/25/25 (c)                                               492,778           492,068
         Series 1995-5, Class M
           7.25%, 9/25/25 (j)                                               477,085           474,962
      Residential Accredit Loans
         Series 1997-QS13, Class M3
           7.25%, 12/25/27 (j)                                              908,560           903,008

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
      Residential Asset Mortgage Products
         Series 2003-SL1, Class M2
           7.32%, 4/25/31                                           $     1,120,226   $     1,162,055
      Residential Asset Securitization Trust
         Series 2002-A12, Class 1A1
           5.20%, 11/25/32                                                1,172,213         1,187,299
      Residential Funding Mortgage Securities I
         Series 2001-S21, Class M3
           6.25%, 9/25/16                                                   407,050           412,195
      Washington Mutual MSC Mortgage
         Series 2003-AR3, Class B1
           5.01%, 6/25/33 (j)                                             1,990,620         1,994,422
         Series 2003-MS9, Class CB2
           7.43%, 12/25/33                                                  446,423           464,410
      Wells Fargo Mortgage-Backed Securities Trust
         Series 2003-7, Class A3
           4.50%, 8/25/18 (j)                                             1,432,981         1,421,073
         Series 2003-D, Class A1
           4.90%, 2/25/33                                                   597,943           605,794
                                                                                      ---------------
                                                                                           15,883,991
                                                                                      ---------------

         Total CMO-Private Mortgage-Backed Securities
           (cost: $18,169,538)                                                             17,922,838
                                                                                      ---------------

ASSET-BACKED SECURITIES -- 16.5%
   COMMERCIAL -- 1.0%
      Morgan Stanley Capital
         Series 1999-FNV1, Class A1
           6.12%, 3/15/31 (j)                                               811,233           858,025
                                                                                      ---------------
   CREDIT CARDS -- 1.2%
      Providian Gateway Master Trust
         Series 2004-AA, Class C
           2.00%, 3/15/11 (f)                                             1,000,000         1,000,600
                                                                                      ---------------
   HOME EQUITY -- 12.0%
      Ace Securities
         Series 2003-OP1, Class M3
           2.75%, 12/25/33 (b) (f)                                        1,500,000         1,519,545
      First Franklin Mortgage Loan
         Series 2004-FFA, Class M2F
           4.62%, 3/25/24 (b)                                             2,760,000         2,697,155

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                          PAR
DESCRIPTION OF SECURITY                                                  VALUE           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
      Green Tree Financial
         Series 1998-D, Class HEM1
           6.71%, 8/15/29 (j)                                       $     1,682,863   $     1,705,379
      Home Equity Mortgage Trust
         Series 2004-2, Class B1
           3.00%, 8/25/34 (b)                                             1,000,000         1,000,000
      Residential Asset Securities Corporation
         Series 2002-KS1, Class AI4
           5.86%, 11/25/29                                                1,000,000         1,022,360
      Residential Funding Mortgage Securities I
         Series 2003-HI4, Class M1
           5.53%, 2/25/29 (b)                                             2,327,000         2,296,702
                                                                                      ---------------
                                                                                           10,241,141
                                                                                      ---------------
   MANUFACTURED HOUSING -- 2.3%
      Green Tree Financial
         Series 1994-2, Class A5
           8.30%, 5/15/19 (j)                                               795,027           839,429
      Oakwood Mortgage Investments
         Series 1994-A, Class A3
           9.10%, 2/15/15 (j)                                             1,108,660         1,111,790
                                                                                      ---------------
                                                                                            1,951,219
                                                                                      ---------------

         Total Asset-Backed Securities
           (cost: $14,007,138)                                                             14,050,985
                                                                                      ---------------

CMO-U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 6.2%
   FIXED RATE -- 3.1%
      FHLMC REMIC
         Series 2690, Class OE
           5.00%, 11/15/28                                                1,274,000         1,278,892
      FNMA REMIC
         Series 2002-W1, Class 2A
           7.50%, 2/25/42 (j)                                             1,274,548         1,371,733
                                                                                      ---------------
                                                                                            2,650,625
                                                                                      ---------------
   Z-BOND (e) -- 3.1%
      GNMA REMIC
         Series 2001-8, Class Z
           6.50%, 3/20/31 (h)                                             2,442,502         2,580,088
                                                                                      ---------------

         Total CMO-U.S. Agency Mortgage-Backed Securities
           (cost: $4,891,333)                                                               5,230,713
                                                                                      ---------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                                                      PAR VALUE/
DESCRIPTION OF SECURITY                                                 SHARES           VALUE (a)
-----------------------------------------------------------------   ---------------   ---------------
PRIVATE MORTGAGE-BACKED SECURITIES -- 3.0%
   ADJUSTABLE RATE (f) -- 1.8%
      MLCC Mortgage Investors
         Series 2003-H, Class A3A
           2.88%, 1/25/29                                           $     1,473,994   $     1,506,923
                                                                                      ---------------
   FIXED RATE -- 1.2%
      GRP/AG Real Estate Asset Trust
         Series 2004-1, Class A
           3.96%, 3/25/09 (b) (c)                                           700,148           700,148
         Series 2003-1, Class A
           5.97%, 11/25/32 (b)                                              329,729           332,202
                                                                                      ---------------
                                                                                            1,032,350
                                                                                      ---------------

         Total Private Mortgaged-Backed Securities
           (cost: $2,546,642)                                                               2,539,273
                                                                                      ---------------

CORPORATE BONDS -- 0.9%
   TELECOMMUNICATIONS -- 0.3%
      Telus
           8.00%, 6/1/11                                                    250,000           289,380
                                                                                      ---------------
   TRANSPORTATION -- 0.6%
      American Airlines, Series 99-1
           7.02%, 10/15/09                                                  500,000           505,000
                                                                                      ---------------

         Total Corporate Bonds
           (cost: $668,808)                                                                   794,380
                                                                                      ---------------

PUT OPTIONS PURCHASED -- 0.0%
      Eurodollar 1 year Mid-Curve June 05
         Futures Put, Expires 06/11/04,
           Exercise price $96.50                                                 20             5,375
      Eurodollar 1 year Mid-Curve June 05
         Futures Put, Expires 06/11/04,
           Exercise price $97                                                    30            23,063
      Eurodollar 1 year Mid-Curve September 05
         Futures Put, Expires 09/13/04,
           Exercise price $96                                                    50            26,250
                                                                                      ---------------

         Total Put Options Purchased
           (cost: $42,350)                                                                     54,688
                                                                                      ---------------

AFFILIATED MONEY MARKET FUND (k) -- 1.8%
      First American Prime Obligations Fund, Class Z
           (cost: $1,554,796)                                             1,554,796         1,554,796
                                                                                      ---------------

         Total Investments in Securities -- 129.5%
           (cost: $108,425,558) (l)                                                   $   110,118,575
                                                                                      ===============

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

NOTES TO SCHEDULE OF INVESTMENTS:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(b) DELAYED INTEREST (STEP BONDS)-REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATE SHOWN REPRESENTS THE CURRENT YIELD AT APRIL 30, 2004, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURE INTEREST AND PRINCIPAL PAYMENTS.
(c) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, WHICH MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "QUALIFIED INSTITUTIONAL BUYERS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE FUND'S BOARD OF DIRECTORS.
(d) INTEREST ONLY-SECURITY IS NON-INCOME PRODUCING AND IS CURRENTLY IN DEFAULT AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST.
(e) Z-BOND-REPRESENTS SECURITIES THAT PAY NO INTEREST OR PRINCIPAL DURING THEIR ACCRUAL PERIODS, BUT ACCRUE ADDITIONAL PRINCIPAL AT SPECIFIED RATES. THE INTEREST RATE SHOWN REPRESENTS THE CURRENT YIELD BASED UPON THE CURRENT COST BASIS, ELIMINATED TIMING, AND AMOUNT OF FUTURE CASH FLOWS.
(f) VARIABLE RATE SECURITY-THE RATE SHOWN ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF APRIL 30, 2004.
(g) SECURITY IS FAIR VALUED AND CONSIDERED ILLIQUID. ON APRIL 30, 2004, THE FAIR VALUE OF THIS SECURITY WAS $35,727, WHICH REPRESENTS 0.04% OF NET ASSETS. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(h) ON APRIL 30, 2004, SECURITIES VALUED AT $21,068,059 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                                         NAME OF
                                                                         BROKER
                   ACQUISTION                            ACCRUED    AND DESCRIPTION
    AMOUNT            DATE        RATE*        DUE       INTEREST    OF COLLATERAL
---------------    ----------     -----      -------    ----------  ---------------
$     7,084,000       2/6/04       1.10%      5/6/04    $   18,399        (1)
      1,454,000       4/2/04       1.10%      5/3/04         1,288        (2)
      8,383,482      4/15/04       1.10%     7/15/04         4,099        (3)
---------------                                         ----------
$    16,921,482                                         $   23,786
===============                                         ==========

*INTEREST RATE AS OF APRIL 30, 2004. RATES ARE BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
      (1)  MORGAN STANLEY;
           FHLMC, 6.50%, 8/1/30, $333,953 PAR
           FNMA, 7.00%, 6/1/17, $653,001 PAR
           FNMA, 7.00%, 7/1/17, $826,811 PAR
           FNMA, 5.00%, 11/1/18, $956,360 PAR
           FNMA, 6.00%, 5/1/29, $1,215,001 PAR
           FNMA, 6.50%, 5/1/31, $393,072 PAR
           FNMA, 7.00%, 3/1/32, $552,355 PAR
           GNMA, 5.63%, 12/20/22, $654,376 PAR
           GNMA REMIC, 6.50%, 3/20/31, $2,442,502 PAR

      (2)  MORGAN STANLEY;
           FNMA, 6.00%, 11/1/33, $1,370,447 PAR
      (3)  MORGAN STANLEY;
           FHLMC GOLD, 5.50%, 10/1/33, $1,961,227 PAR
           FNMA, 4.00%, 11/1/10, $3,253,410 PAR
           FNMA, 5.50%, 6/1/33, $1,630,266 PAR
           FNMA, 6.00%, 1/1/34, $1,494,978 PAR
           GNMA, 6.50%, 4/15/33, $965,089 PAR
           GNMA, 5.50%, 8/15/33, $1,945,099 PAR

(i) ON APRIL 30, 2004, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $8,753,203.
(j) SECURITY OR A PORTION OF THIS SECURITY IS PLEDGED AS COLLATERAL FOR POSITIONS PURCHASED ON A WHEN-ISSUED BASIS.
(k) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THIS FUND. SEE ALSO NOTES TO FINANCIAL STATEMENTS
(l) ON APRIL 30, 2004, THE COST OF INVESTMENTS IN SECURITIES WAS $108,425,558. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

     GROSS UNREALIZED APPRECIATION                   $  3,372,856
     GROSS UNREALIZED DEPRECIATION                     (1,738,734)
                                                     ------------
     NET UNREALIZED APPRECIATION                     $  1,634,122
                                                     ============

     CMO-COLLATERALIZED MORTGAGE OBLIGATION
     FHLMC-FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION
     GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     REMIC-REAL ESTATE MORTGAGE INVESTMENT CONDUIT
     TBA-TO BE ANNOUNCED

SHAREHOLDER UPDATE (Unaudited)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS

VIRGINIA STRINGER
Chairperson of American Income Fund, Inc.
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III
Director of American Income Fund, Inc.
Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

MICKEY FORET
Director of American Income Fund, Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

ROGER GIBSON
Director of American Income Fund, Inc.
Vice President of Cargo-United Airlines

VICTORIA HERGET
Director of American Income Fund, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI
Director of American Income Fund, Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Income Fund, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Income Fund, Inc.
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

JAMES WADE
Director of American Income Fund, Inc.
Owner and President of Jim Wade Homes

AMERICAN INCOME FUND, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

AMERICAN INCOME FUND
2004 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.


[GRAPHIC]

This document is printed on paper containing 10% postconsumer waste.

6/2004  0252-04  MRF-SAR

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item.

            Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

   (e)(2) Disclose the percentage of services described in each of paragraphs
        (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

RESPONSE: Not applicable to semi-annual report.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable to semi-annual report.

ITEM 6 - SCHEDULE OF INVESTMENTS (APPLICABLE FOR PERIODS ENDING ON OR AFTER JULY 9, 2004)

RESPONSE: Not applicable for periods ending before July 9, 2004.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable to semi-annual report.

ITEM 8--PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS (APPLICABLE FOR PERIODS ENDING ON OR AFTER JUNE 15, 2004)

RESPONSE: Not applicable for periods ending before June 15, 2004.

ITEM 9--SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

RESPONSE: There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 10--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:    /s/ Thomas S. Schreier, Jr.
       ----------------------------
       Thomas S. Schreier, Jr.
       President

Date: July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas S. Schreier, Jr.
       ----------------------------
       Thomas S. Schreier, Jr.
       President

Date: July 8, 2004

By:    /s/ Joseph M. Ulrey III
       ----------------------------
       Joseph M. Ulrey III
       Treasurer

Date: July 8, 2004